Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended	12 Months Ended
	Jan. 16, 2025	Jan. 01, 2025	Dec. 31, 2024	Jun. 30, 2024
ATM Offering
Subsequent Events
Shares issued (in shares)			3,551,390	10,613,059
Sale of stock per share			$ 1.86	$ 1.49
Gross proceeds			$ 6,595	$ 15,817
Net proceeds			$ 6,430	$ 15,422
Government Grants | SWA Lithium
Subsequent Events
Government grants finalized	$ 225,000
Major Ordinary Share Transactions | ATM Offering
Subsequent Events
Shares issued (in shares)		4,532,370
Sale of stock per share		$ 1.57
Gross proceeds		$ 7,094
Net proceeds		$ 6,916